Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	May 02, 2024	Nov. 01, 2022
Summary of Significant Accounting Policies
Non-affiliates exceeds					$ 700,000,000
Gross revenues	$ 725,648	$ 940,611	$ 1,541,664	$ 1,825,896	1,070,000,000.00
Cash	5,978,572	444,949	5,978,572	444,949	$ 787,652	$ 2	$ 0
Current liabilities	4,585,015		4,585,015
Working capital deficit	(1,400,847)		(1,400,847)
Net loss	(3,866,169)	(172,819)	(4,163,376)	(339,908)
Right-of-Use Asset operating lease	1,401,041		$ 1,401,041					$ 2,200,000
Incremental borrowing interest rate			4.00%
Proceeds from business combination trust account	(1,075,936)		$ (1,075,936)
Aggregate value of private investment in public entity	4,700,000		4,700,000
New issues share value of Stock			400,000,000
Initial closing balance			11,000,000
Advertising Expense	11,187	$ 23,074	18,589	$ 43,423
New issues share value of Stock			500
Stockholders' deficit	$ (2,704,703)		$ (2,704,703)